Significant Accounting Policies and Practices - Schedule of Changes in Deferred Revenue (Details) - Previously Reported [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies and Practices - Schedule of Changes in Deferred Revenue (Details) [Line Items]
Balance beginning	$ 146,950
Billings for the period	1,250,906	$ 1,379,787
Revenue recognized	(1,278,994)	(1,498,874)
Balance ending	$ 118,862	$ 146,950